Balance Sheet Details (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents and restricted cash [Abstract]
Cash and cash equivalents	$ 8,463	$ 9,256
Restricted cash	177	176
Total cash, cash equivalents and restricted cash	$ 8,640	$ 9,432